Document And Entity Information	Sep. 19, 2019
Cover [Abstract]
Entity Registrant Name	Nexstar Media Group, Inc.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K of Nexstar Media Group, Inc. (“Nexstar”), filed on September 20, 2019 (the “Original Form 8-K”). This Form 8-K/A is being filed to provide financial statements of the acquired business required by Item 9.01 (a) and the pro forma financial information required by Item 9.01 (b). This Form 8-K/A supplements Item 9.01 of the Original Form 8-K.
Entity Central Index Key	0001142417
Document Period End Date	Sep. 19, 2019
Entity Emerging Growth Company	false
Entity File Number	000-50478
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-3083125
Entity Address, Address Line One	545 E. John Carpenter
Entity Address, Address Line Two	Freeway
Entity Address, Address Line Three	Suite 700
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75062
City Area Code	(972)
Local Phone Number	373-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	NXST
Security Exchange Name	NASDAQ